Commitments and Contingencies - Schedule of Summarizes the Lease Term and Discount Rate (Details)	Mar. 31, 2026
Schedule of Summarizes the Lease Term and Discount Rate [Abstract]
Weighted average remaining lease term (in years)	2 years 4 months 2 days
Weighted average discount rate	12.00%